Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 110.4	£ 186.8
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 4,439.8	£ 5,965.7